Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Accumulated Other Comprehensive Income

	2021	2020
Accrual for translation of operations in foreign operations
Balance at the beginning of the year	—	678,571
Foreign exchange losses due to translation of operations in foreign currencies	—	(220,487)
Reclassification to foreign exchange gains of items previously recognized in other comprehensive income	—	(458,084)

Balance at the end of the year	—	—